Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - Other credit instruments [member] - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 11	$ 13
Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 472	$ 368